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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

810 Wright’s Summit Parkway, Suite 100 Ft. Wright, Kentucky	41011
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(859) 957-1803

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

AlphaMark Fund

A series of
AlphaMark Investment Trust

Semi-Annual Report
February 28, 2021
(Unaudited)

ALPHAMARK FUND
PORTFOLIO INFORMATION
February 28, 2021 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings
% of
Security Description	Net Assets
Health Care Select Sector SPDR® Fund (The)	10.1%
Technology Select Sector SPDR® Fund (The)	9.1%
Consumer Discretionary Select Sector SPDR® Fund (The)	8.4%
Financial Select Sector SPDR® Fund (The)	7.4%
Industrial Select Sector SPDR® Fund (The)	5.9%
Communication Services Select Sector SPDR® Fund (The)	5.8%
Consumer Staples Select Sector SPDR® Fund (The)	4.7%
Energy Select Sector SPDR® Fund (The)	2.2%
Materials Select Sector SPDR® Fund (The)	2.0%
Alphabet, Inc. - Class C	2.0%

ALPHAMARK FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Common Stocks — 30.1%	Shares	Value
Communications — 3.5%
Internet Media & Services — 2.0%
Alphabet, Inc. - Class C *	190	$387,003

Telecommunications — 1.5%
Verizon Communications, Inc.	5,472	302,602

Consumer Discretionary — 3.6%
Apparel & Textile Products — 0.5%
PVH Corporation	1,088	108,757

E-Commerce Discretionary — 0.6%
Amazon.com, Inc. *	36	111,345

Home Construction — 0.7%
Toll Brothers, Inc.	2,635	140,762

Leisure Facilities & Services — 0.7%
Marriott International, Inc. - Class A *	892	132,078

Retail - Discretionary — 1.1%
Dollar Tree, Inc. *	1,064	104,485
Ross Stores, Inc.	1,021	119,089
		223,574
Consumer Staples — 2.3%
Food — 0.8%
Tyson Foods, Inc. - Class A	2,268	153,476

Household Products — 0.8%
Estée Lauder Companies, Inc. (The) - Class A	586	167,514

Retail - Consumer Staples — 0.7%
Kroger Company (The)	4,325	139,308

Energy — 1.0%
Oil & Gas Producers — 1.0%
Marathon Petroleum Corporation	3,494	190,842

Financials — 3.4%
Banking — 1.5%
Fifth Third Bancorp	3,843	133,314

See accompanying notes to financial statements.

ALPHAMARK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Common Stocks — 30.1% (Continued)	Shares	Value
Financials — 3.4% (Continued)
Banking — 1.5% (Continued)
Western Alliance Bancorp	1,763	$161,332
		294,646
Institutional Financial Services — 1.3%
Goldman Sachs Group, Inc. (The)	412	131,626
Intercontinental Exchange, Inc.	1,086	119,796
		251,422
Insurance — 0.6%
Arthur J. Gallagher & Company	1,047	125,431

Health Care — 4.3%
Biotech & Pharma — 2.7%
Alexion Pharmaceuticals, Inc. *	1,180	180,245
Bristol-Myers Squibb Company	3,007	184,419
Regeneron Pharmaceuticals, Inc. *	370	166,711
		531,375
Health Care Facilities & Services — 0.8%
Molina Healthcare, Inc. *	710	153,899

Medical Equipment & Devices — 0.8%
Thermo Fisher Scientific, Inc.	346	155,728

Industrials — 2.6%
Commercial Support Services — 0.5%
Waste Management, Inc.	834	92,482

Electrical Equipment — 1.0%
AMETEK, Inc.	809	95,438
Hubbell, Inc.	608	107,926
		203,364
Industrial Intermediate Prod — 0.5%
Timken Company (The)	1,162	91,043

Transportation & Logistics — 0.6%
Alaska Air Group, Inc.	1,955	127,114

Materials — 0.8%
Chemicals — 0.4%
Celanese Corporation	308	42,784
Eastman Chemical Company	384	41,956
		84,740

See accompanying notes to financial statements.

ALPHAMARK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Common Stocks — 30.1% (Continued)	Shares	Value
Materials — 0.8% (Continued)
Containers & Packaging — 0.4%
International Paper Company	802	$39,819
Packaging Corporation of America	271	35,778
		75,597
Technology — 8.6%
Semiconductors — 1.8%
Broadcom, Inc.	376	176,671
ON Semiconductor Corporation *	4,643	186,974
		363,645
Software — 0.8%
SS&C Technologies Holdings, Inc.	2,436	161,458

Technology Hardware — 3.6%
Amphenol Corporation - Class A	1,313	165,018
Apple, Inc.	1,408	170,734
SYNNEX Corporation	1,904	169,760
Zebra Technologies Corporation - Class A *	404	201,770
		707,282
Technology Services — 2.4%
Global Payments, Inc.	871	172,449
International Business Machines Corporation	1,344	159,842
Leidos Holdings, Inc.	1,641	145,147
		477,438

Total Common Stocks (Cost $4,663,772)		$5,953,925

Exchange-Traded Funds — 56.4%	Shares	Value
Communication Services Select Sector SPDR® Fund (The)	16,146	$1,155,569
Consumer Discretionary Select Sector SPDR® Fund (The)	10,325	1,663,874
Consumer Staples Select Sector SPDR® Fund (The)	14,815	937,789
Energy Select Sector SPDR® Fund (The)	8,989	432,820
Financial Select Sector SPDR® Fund (The)	45,352	1,465,323
Health Care Select Sector SPDR® Fund (The)	17,816	2,006,260
Industrial Select Sector SPDR® Fund (The)	12,805	1,160,261
Materials Select Sector SPDR® Fund (The)	5,276	388,050
Real Estate Select Sector SPDR® Fund (The)	3,000	112,020
Technology Select Sector SPDR® Fund (The)	13,824	1,806,659
Utilities Select Sector SPDR® Fund (The)	875	51,065
Total Exchange-Traded Funds (Cost $9,766,292)		$11,179,690

See accompanying notes to financial statements.

ALPHAMARK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

U.S. Treasury Obligations — 3.5%	Coupon		Par Value	Value
U.S. Treasury Bill, due 05/06/2021 (Cost $699,922)	0.061	% (a)	$700,000	$699,949

Money Market Funds — 10.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,974,737)	1,974,737	$1,974,737

Total Investments at Value — 100.0% (Cost $17,104,723)		$19,808,301

Liabilities in Excess of Other Assets — (0.0%) (c)		(4,372)

Total Net Assets — 100.0%		$19,803,929

*	Non-income producing security.

(a)	Rate shown is the average annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of February 28, 2021.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

ALPHAMARK FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
February 28, 2021 (Unaudited)

		Notional
WRITTEN OPTION CONTRACTS	Contracts	Amount	Value
Put Option Contracts
Utilities Select Sector SPDR® Fund (The), 03/12/2021 at $61	100	$583,600	$26,900
Total Written Call Option Contracts
(Premiums received $15,270)		$583,600	$26,900

See accompanying notes to financial statements.

ALPHAMARK FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

ASSETS
Investments in securities:
At cost	$17,104,723
At value (Note 2)	$19,808,301
Dividends receivable	8,505
Other assets	29,860
TOTAL ASSETS	19,846,666

LIABILITIES
Written call options, at value (Notes 2 and 7) (premiums received $15,270) ..	26,900
Accrued advisory fees (Note 4)	1,531
Payable to administrator (Note 4)	6,000
Accrued distribution fees (Note 4)	2,786
Other accrued expenses	5,520
TOTAL LIABILITIES	42,737

NET ASSETS	$19,803,929

Net Assets consist of:
Paid-in capital	$15,355,517
Accumulated earnings	4,448,412
NET ASSETS	$19,803,929

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,510,430

Net asset value, offering price and redemption price per share (Note 2)	$13.11

See accompanying notes to financial statements.

ALPHAMARK FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$129,209
Interest	712
TOTAL INVESTMENT INCOME	129,921

EXPENSES
Investment advisory fees (Note 4)	99,758
Administration fees (Note 4)	36,000
Distribution fees (Note 5)	24,962
Registration and filing fees	16,356
Legal fees	12,000
Insurance expense	10,932
Audit and tax services fees	7,750
Custody and bank service fees	6,360
Printing of shareholder reports	6,117
Trustees’ fees (Note 4)	5,000
Compliance service fees (Note 4)	3,000
Postage and supplies	1,269
Other fees	3,801
TOTAL EXPENSES	233,305
Fee reductions by the Advisor (Note 4)	(83,331)
NET EXPENSES	149,974

NET INVESTMENT LOSS	(20,053)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gains from:
Investment transactions	3,298,957
Written option contracts (Note 7)	191,214
Net change in unrealized appreciation (depreciation) on:
Investments	(1,344,152)
Written option contracts (Note 7)	(7,764)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	2,138,255

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,118,202

See accompanying notes to financial statements.

ALPHAMARK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	February 28,	Ended
	2021	August 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment loss	$(20,053)	$(4,263)
Net realized gains from investment transactions and written option contracts	3,490,171	908,542
Net change in unrealized appreciation (depreciation) on investments and written option contracts	(1,351,916)	220,167
Net increase in net assets from operations	2,118,202	1,124,446

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,382,348)	(482,528)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	816,621	893,719
Net asset value of shares issued in reinvestment of distributions to shareholders	2,382,348	482,528
Proceeds from redemption fees collected (Note 2)	2	764
Payments for shares redeemed	(3,892,913)	(4,322,751)
Net decrease in net assets from capital share transactions	(693,942)	(2,945,740)

TOTAL DECREASE IN NET ASSETS	(958,088)	(2,303,822)

NET ASSETS
Beginning of period	20,762,017	23,065,839
End of period	$19,803,929	$20,762,017

CAPITAL SHARE ACTIVITY
Shares sold	60,348	67,646
Shares reinvested	187,144	34,664
Shares redeemed	(291,021)	(336,331)
Net decrease in shares outstanding	(43,529)	(234,021)
Shares outstanding at beginning of period	1,553,959	1,787,980
Shares outstanding at end of period	1,510,430	1,553,959

See accompanying notes to financial statements.

ALPHAMARK FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year		Year
	February 28,		Ended		Ended	Ended	Ended		Ended
	2021		August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2020		2019	2018	2017		2016
Net asset value at beginning of period	$13.36		$12.90		$16.68	$15.02	$14.01		$14.99
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		(0.00	) (b)(c)	0.01	0.01	0.04		0.01
Net realized and unrealized gains (losses) on investments and written options	1.43		0.73		(1.40)	2.60	2.04		1.33
Total from investment operations	1.42		0.73		(1.39)	2.61	2.08		1.34
Less distributions from:
Net investment income	—		(0.01)		(0.02)	(0.04)	(0.00	) (b)	(0.01)
Net realized gains from investment transactions	(1.67)		(0.26)		(2.37)	(0.91)	(1.07)		(2.31)
Total distributions	(1.67)		(0.27)		(2.39)	(0.95)	(1.07)		(2.32)
Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	—		0.00 (b)
Net asset value at end of period	$13.11		$13.36		$12.90	$16.68	$15.02		$14.01
Total return (d)	10.98	% (e)	5.61%		(6.47%)	17.51%	15.78%		10.44%
Net assets at end of period (000)	$19,804		$20,762		$23,066	$27,364	$22,105		$22,940
Ratio of total expenses to average net assets (g)	2.33	% (f)	1.98%		1.98%	1.97%	1.94%		1.98%
Ratio of net expenses to average net assets (h)	1.50	% (f)	1.50%		1.50%	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets (a)(h)	(0.20	%) (f)	(0.02%)		0.09%	0.08%	0.23%		0.09%
Portfolio turnover rate	92	% (e)	90%		273%	54%	17%		59%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(b)	Amount rounds to less than $0.01 per share.

(c)	Net investment loss per share has been calculated using the average daily shares outstanding during the period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio does not include expenses of the investment companies in which the Fund invests.

(h)	Ratio was determined after advisory fee reductions (Note 4).

See accompanying notes to financial statements.

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

1.	Organization

AlphaMark Fund (the “Fund”) is a no-load, diversified series of AlphaMark Investment Trust (the “Trust”). The Trust is registered as an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.

The investment objective of the Fund is long-term growth of capital.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including FASB Accounting Standards Update 2013-08.

Securities valuation – The Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, including common stocks, exchange-traded funds (“ETFs”) and option contracts, which are traded on stock exchanges are valued on the basis of their last reported sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Fixed income securities are generally valued on the basis of prices provided by an independent pricing service. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs other than quoted prices included in Level 1

Level 3 – significant unobservable inputs

U.S. Treasury obligations held by the Fund are classified as level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments by security type as of February 28, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$5,953,925	$—	$—	$5,953,925
Exchange-Traded Funds	11,179,690	—	—	11,179,690
U.S. Treasury Obligations	—	699,949	—	699,949
Money Market Funds	1,974,737	—	—	1,974,737
Total	$19,108,352	$699,949	$—	$19,808,301

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Put Option Contracts	$(26,900)	$—	$—	$(26,900)
Total	$(26,900)	$—	$—	$(26,900)

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

See the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2021.

Share valuation – The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 1.5%, payable to the Fund, if redeemed within sixty days of the date of purchase. During the periods ended February 28, 2021 and August 31, 2020, proceeds from redemption fees totaled $2 and $764, respectively.

Investment transactions and investment income – Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on a specific identification basis, which compares the identified cost of the security lot sold with the net sales proceeds. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option contracts – During periods of volatility, the Fund may utilize the following option strategies with respect to options on individual stocks, exchange-traded funds or an index: (i) buy put or call options for a portion of the portfolio; (ii) write puts to generate income while waiting for a stock price to become more reasonable; and (iii) write call options to generate income on stock positions that the investment advisor to the Fund believes are becoming overvalued.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Dividends and distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid to shareholders of the Fund during the periods ended February 28, 2021 and August 31, 2020 was as follows:

Periods	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
2/28/2021	$586,119	$1,796,229	$2,382,348
8/31/2020	$21,582	$460,946	$482,528

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operation during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 28, 2021:

Cost of portfolio investments and written option contracts	$17,123,180
Gross unrealized appreciation	$2,704,470
Gross unrealized depreciation	(46,249)
Net unrealized appreciation	2,658,221
Accumulated ordinary loss	(20,053)
Other net gains	1,810,244
Total accumulated earnings	$4,448,412

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and tax straddles on option contracts.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current and all open tax years (generally, three years).

During the six months ended February 28, 2021, the Fund did not incur any taxes, interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended February 28, 2021, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

Cost of purchases of investment securities	$15,380,006
Proceeds from sales of investment securities	$16,803,411

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Fund, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC, the Fund’s principal underwriter and an affiliate of Ultimus.

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an interested person of the Trust receives an annual retainer of $3,000 paid quarterly, and a fee of $500 for each Board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings, if any.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. The Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets. When the assets of the Fund reach $100 million, the Advisor has contractually agreed to reduce the monthly investment advisory fee computed at the annual rate of 1.00% of its average daily net assets to 0.75% of its average daily net assets.

The Advisor has contractually agreed, until December 31, 2021, to reduce its investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to limit the Fund’s annual ordinary operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.50% of the Fund’s average daily net assets. Any fee reductions and expense reimbursements by the Advisor are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, subject to the following conditions: (i) no payment shall be made to the Advisor that arose more than three years prior to the proposed date of payment, and (ii) such payment shall be made only to the extent

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

that it does not cause the Fund’s aggregate expenses, on an annualized basis, to exceed the expense limitation in effect at the time the expense to be repaid were incurred. This arrangement may be terminated by either party upon 60 days’ prior written notice, provided, however, that (i) the Advisor may not terminate this arrangement without the approval of the Board, and (ii) this arrangement will terminate automatically if the Advisor ceases to serve as investment adviser of the Fund.

As of February 28, 2021, the Advisor may seek repayment of investment advisory fee reductions in the amount of $352,630 no later than the dates as stated below:

August 31, 2021	$45,697
August 31, 2022	116,301
August 31, 2023	107,301
February 29, 2024	83,331
$352,630

OTHER SERVICE PROVIDER

Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the terms of the master agreement for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

5.	Distribution Plan

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Fund to incur expenses related to the distribution of its shares. The annual fees payable under the Plan may not exceed an amount equal to 0.25% of the Fund’s average daily net assets. During the six months ended February 28, 2021, the total expenses incurred pursuant to the Plan were $24,962.

6.	Principal Owner of Fund Shares

As of February 28, 2021, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 95% of the outstanding shares of the Fund. A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a significant effect on matters presented at a shareholders’ meeting.

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Derivatives Transactions

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions as of February 28, 2021 is as follows:

		Fair Value
				Gross Notional
				Amount
				Outstanding
		Asset	Liability	February 28,
Type of Derivative (Risk)	Location	Derivatives	Derivatives	2021

Put option contracts written (Equity)	Written call options, at value	$—	$(26,900)	$(583,600)

The Fund’s transactions in derivative instruments during the six months ended February 28, 2021 are recorded in the following locations on the Statement of Operations:

				Change in
				Unrealized
Type of		Net Realized		Appreciation
Derivative (Risk)	Location	Gains (Losses)	Location	(Depreciation)
Call option contracts purchased (Equity)	Net realized gains (losses) from investment transactions	$(67,809)	Net change in unrealized appreciation (depreciation) on investments	$7,286
Put option contracts purchased (Equity)	Net realized gains (losses) from investment transactions	$(20,904)	Net change in unrealized appreciation (depreciation) on investments	$8,504
Call option contracts written (Equity)	Net realized gains from written option contracts	$128,751	Net change in unrealized appreciation (depreciation) on written option contracts	$6,825
Put option contracts written (Equity)	Net realized gains from written option contracts	$62,463	Net change in unrealized appreciation (depreciation) on written option contracts	$(14,589)

The average monthly notional value of derivative instruments during the six months ended February 28, 2021 was as follows:

Call Option	Put Option	Call Option	Put Option
Contracts Purchased	Contracts Purchased	Contracts Written	Contracts Written

$96,000	$—	$(826,639)	$(544,407)

ALPHAMARK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8.	Investments in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of February 28, 2021, the Fund had 56.4% of the value of its net assets invested in ETFs.

9.	Contingencies and Commitments

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALPHAMARK FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2020) and held until the end of the period (February 28, 2021).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

ALPHAMARK FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1, 2020	February 28, 2021	During Period*

Based on Actual Fund Return	$1,000.00	$1,109.80	$7.85
Based on Hypothetical 5% Return	$1,000.00	$1,017.36	$7.50

*	Expenses are equal to the Fund’s annualized net expense ration of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ALPHAMARK FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-420-3350. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short-term and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board approved the appointment of the Advisor to serve as Liquidity Program Administrator (the “LPA”). The LPA is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 22, 2020 Board meeting and covered the period from inception to June 30, 2020 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. During the Review Period, the Fund did not hold illiquid securities and the Fund was not required to establish a highly liquid investment minimum. The Report concluded that the Fund takes many factors into consideration when determining the best methods for managing the liquidity of the Fund’s portfolio. During the Review Period the Fund maintained positions in cash and cash equivalents and liquid exchange-traded securities, such as common stocks and exchange-traded funds. The LPA is of the opinion that the Program is reasonably designed to assess and manage liquidity risk, reasonably designed to prevent violation of the Liquidity Rule, and has been effectively implemented.

Privacy Notice

Rev. October 2010

FACTS	WHAT DOES THE ALPHAMARK INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AlphaMark Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information		Does the AlphaMark Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus		Yes	No
For our marketing purposes – to offer our products and services to you		No	We don’t share
For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences		No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness		No	We don’t share
For nonaffiliates to market to you		No	We don’t share

Questions?	Call 1-866-420-3350

Who we are
Who is providing this notice?	AlphaMark Investment Trust AlphaMark Advisors, LLC (Advisor) Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the AlphaMark Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the AlphaMark Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tells us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    AlphaMark Advisors, LLC, the investment advisor to the AlphaMark Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The AlphaMark Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The AlphaMark Investment Trust does not jointly market.

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ALPHAMARK INVESTMENT TRUST

Investment Advisor	Custodian

AlphaMark Advisors, LLC	U.S. Bank, N.A.
810 Wright’s Summit Parkway, Suite 100	425 Walnut Street
Fort Wright, Kentucky 41011	Cincinnati, Ohio 45202

Administrator	Board of Trustees

Ultimus Fund Solutions, LLC	John W. Hopper, Jr., Chairman
P.O. Box 46707	T. Brian Brockhoff
Cincinnati, Ohio 45246-0707	Michael L. Simon
1-866-420-3350

Officers
Legal Counsel
Michael L. Simon, President
Thompson Hine LLP	Christian A. Lucas, Vice President
312 Walnut Street, 20th floor	David R. Carson, Vice President
Cincinnati, Ohio 45202	Theresa M. Bridge, Treasurer
Benjamin V. Mollozzi, Secretary
Anne M. Haggerty, Chief Compliance Officer

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

AlphaMark-SAR-21

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon

Michael L. Simon, President

Date	May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon

Michael L. Simon, President

Date	May 5, 2021

By (Signature and Title)*		/s/ Theresa M. Bridge

Theresa M. Bridge, Treasurer

Date	May 5 2021

* Print the name and title of each signing officer under his or her signature.